Subsequent Events (Details) $ in Millions	Jan. 02, 2025 USD ($)
Prepaid Outstanding Loans | Term Loan A
Disclosure of non-adjusting events after reporting period [line items]
Repayments of borrowings, classified as financing activities	$ 664